Land, Buildings and Equipment, Net	12 Months Ended
Dec. 31, 2011
Land, Buildings and Equipment, Net [Abstract]
Land, Buildings and Equipment, Net [Text Block]
Land, Buildings and Equipment, Net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2011	2010
Land		$60	$63
Buildings and building equipment	25 to 50	1,121	1,133
Leasehold improvements	Varies	461	455
Plant machinery	5 to 12	1,557	1,607
Office furniture and equipment	3 to 15	1,470	1,306
Other	4 to 20	99	115
Construction in progress		93	67
Subtotal		4,861	4,746
Accumulated depreciation		(3,249)	(3,075)
Land, Buildings and Equipment, net		$1,612	$1,671

Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2011	2010	2009
Depreciation expense	$405	$379	$247
Operating lease rent expense(1)	681	632	267

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2011 were as follows:

2012	2013	2014	2015	2016	Thereafter
$637	$503	$296	$168	$83	$103

We have an information management contract with HP Enterprise Services (“HPES”) which runs through 2014. Services provided under this contract include support for European mainframe system processing, as well as workplace, service desk and voice and data network management. We can terminate the contract for convenience without paying a termination fee by providing sixty days prior notice. Should we terminate the contract for convenience, we have an option to purchase the assets placed in service under the HPES contract. We also have several agreements for similar services with other third party providers. These contracts have various terms through 2016 and include desktop services, voice and data network related services, mainframe application, development and support and mid-range applications processing and support. Payments for our outsourced information management services, which are primarily recorded in selling, administrative and general expenses, were $82, $142 and $224 for the years ended December 31, 2011, 2010 and 2009, respectively.